ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Trade accounts payable	$ 1,536,786	$ 1,644,995	$ 2,224,134
Accrued liabilities	100,000	250,988	433,884
Total	$ 1,636,786	$ 1,895,983	$ 2,658,018